Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 2,717	$ 2,539
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,495	1,387
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,222	$ 1,152